COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets with Finance Lease Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Total book value	$ 573	$ 615
Vessels under finance lease, net
Other Commitments [Line Items]
Total book value	$ 573	$ 615